Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current	¥ 22	$ 4	¥ 803	¥ 211
Deferred	184	28	(49)	(135)
Income tax expense	¥ 206	$ 32	¥ 754	¥ 76